Merger Agreement (Merger Agreement) (Details) $ / shares in Units, $ in Millions	1 Months Ended
	Oct. 31, 2017 USD ($)	Dec. 31, 2017 $ / shares	Oct. 29, 2017 shares	Oct. 03, 2016 $ / shares
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01		$ 0.01
Merger Agreement, Common Stock Conversion Ratio | shares			0.652
Merger Agreement, Combined Company, Number Of Board Members			11
Merger Agreement, Contract Termination Payment, Due To Stockholder's Not Approving Issuance Of Surviving Company Stock Or Not Adopting Merger Agreement	$ 22
Vistra Energy Corp. [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		0.01
Merger Agreement, Combined Company Ownership, Percent			79.00%
Merger Agreement, Combined Company, Number Of Board Members			8
Vistra Energy Corp. [Member] | Affiliates Of Apollo Management Holdings, L.P., Brookfield Management Private Institutional Capital Advisor (Canada), L.P. And Oaktree Capital Management, L.P. [Member]
Merger Agreement, Merger Support Agreement, Stockholders Entitled To Vote Agreeing To Support Merger Agreement, Percentage			34.00%
Vistra Energy Corp. [Member] | Dynegy Inc. [Member]
Merger Agreement, Contract Termination Payment, Due To Failure To Obtain Regulatory Approvals	100
Merger Agreement, Contract Termination Payment, Due To Superior Offer, Acquisition Proposal Or Unforseeable Material Intervening Event	100
Dynegy Inc. [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01
Merger Agreement, Combined Company Ownership, Percent			21.00%
Merger Agreement, Combined Company, Number Of Board Members			3
Merger Agreement, Combined Company, Number Of Board Members, Class I Directors			1
Merger Agreement, Combined Company, Number Of Board Members, Class II Directors			1
Merger Agreement, Combined Company, Number Of Board Members, Class III Directors			1
Merger Agreement, Combined Company, Number of Board Members, Class I Directors, If Merger Closed After Surviving Company's 2018 Annual Meeting			1
Merger Agreement, Combined Company, Number Of Board Members, Class II Directors, If Merger Closed After Surviving Company's 2018 Annual Meeting			2
Dynegy Inc. [Member] | Affiliates Of Terawatt Holding, LP And Oaktree Capital Management, L.P. [Member]
Merger Agreement, Merger Support Agreement, Stockholders Entitled To Vote Agreeing To Support Merger Agreement, Percentage			21.00%
Dynegy Inc. [Member] | Vistra Energy Corp. [Member]
Merger Agreement, Contract Termination Payment, Due To Superior Offer, Acquisition Proposal Or Unforseeable Material Intervening Event	$ 87